Accrued Liabilities - Related Parties - Schedule of Accrued Liabilities - Related Party Activity (Details)	3 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Accrued Liabilities - Related Party Activity [Abstract]
Balance beginning	$ 18,750
Trinity related party liabilities acquired – tax reimbursement	6,314,423
KiNRG accrued board of directors fees	25,000
Trinity payments for related party tax reimbursement	(800,000)
Balance ending	$ 5,558,173